Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events
15.	Subsequent Events

On November 4, 2013 we announced that Robert “Bobby” L. Parker Jr., Parker Drilling Executive Chairman, will retire as an employee of the Company, effective December 31, 2013. Mr. Parker will continue to serve as Chairman of the Company’s board of directors until the annual meeting of stockholders to be held in 2014, at which time Gary G. Rich, the Company’s chief executive officer, will be nominated to serve in that role and Mr. Parker will be nominated to stand for re-election to the board for an additional three-year term.

Note 19 — Subsequent Events

Executive Departure

On February 11, 2013, we announced the departure of W. Kirk Brassfield, senior vice president and chief financial officer to be effective April 30, 2013. Mr. Brassfield will assist the Company in identifying his successor and will continue his duties as senior vice president and chief financial officer during a transition period extending through April 30, 2013, unless his successor is identified and the transition period is completed before that date.